                                 ANNUAL REPORT

------------------------------------------------------------------------------
     October 31, 1996

                              NEUBERGER&BERMAN
                              INCOME FUNDS-R-

Neuberger&Berman
     GOVERNMENT MONEY FUND

Neuberger&Berman
     CASH RESERVES

Neuberger&Berman
     ULTRA SHORT BOND FUND

Neuberger&Berman
     LIMITED MATURITY BOND FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER            4

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Ultra Short Bond Fund            10
Limited Maturity Bond
 Fund                            11

    FINANCIAL STATEMENTS         12

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund            23
Cash Reserves                    24
Ultra Short Bond Fund            25
Limited Maturity Bond
 Fund                            26

    REPORT OF
    INDEPENDENT AUDITORS         30

    THE PORTFOLIOS

    SCHEDULE OF
    INVESTMENTS
Government Money
 Portfolio                       32
Cash Reserves Portfolio          33
Ultra Short Bond
 Portfolio                       37
Limited Maturity Bond
 Portfolio                       41

    FINANCIAL STATEMENTS         48

    FINANCIAL HIGHLIGHTS         58

    REPORT OF
    INDEPENDENT AUDITORS         60

    DIRECTORY                    61

    OFFICERS AND
    TRUSTEES                     62

PRESIDENT'S LETTER*                                            December 13, 1996

Dear Shareholder,
  At the time of your Fund's October 1995 Annual Report, bond prices were in the midst of a strong rally, with tepid economic growth and benign inflation fostering a positive environment for fixed-income securities. After weathering a significant inflation scare this spring and summer, bonds were benefiting from similarly favorable economic conditions as the current fiscal year ended.
  The twelve months through October 31, 1996, were an unstable time for interest rates. The Federal Reserve Board (the "Fed") made adjustments to monetary policy, reducing the Federal funds rate from 5.75% to 5.25%, and lowering the Discount Rate by a quarter percentage point to 5%. The Fed's steady approach kept shorter-maturity securities in a narrow range, with three-month Treasury bills, for example, trading between about 4.9% and 5.6% over the fiscal year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CUMULATIVE TOTAL RETURNS ON U.S. TREASURY
                    SECURITIES
                                                    3-year Treasury Notes   30-year Treasury Bonds
Nov-95                                                              1.15%                    3.15%
Dec-95                                                           2.06035%                6.048515%
Jan-96                                                          3.029923%                5.634926%
Feb-96                                                          2.174775%               -0.565844%
Mar-96                                                          1.725206%               -2.604244%
Apr-96                                                           1.42003%               -5.058618%
May-96                                                           1.47074%               -5.514335%
Jun-96                                                           2.36383%               -3.870286%
Jul-96                                                          2.670774%               -4.225966%
Aug-96                                                          2.670774%               -5.825392%
Sep-96                                                           4.11083%               -2.971901%
Oct-96                                                          5.703726%                1.112982%
Source: Salomon Brothers

  The intermediate- and long-term sectors of the bond market, however, were destabilized by conflicting signals on growth and inflation. At first, most signs pointed toward a continuation of relatively slow but steady economic growth. The correspondingly sanguine outlook for inflation nurtured steadily lower rates, with the yield on the long

*Statistical  sources: Federal Reserve Board; Press reports, Bloomberg Financial
 Markets, Labor Department, Commerce Department, Bureau of Labor Statistics.

Treasury bond (which is the benchmark 30-year Treasury) falling from 6.34% in November to 5.95% in January. But the market's tranquility was shattered with the news that 624,000 non-farm jobs were added to the nation's payrolls in February. Further signs of above-average economic growth appeared in the form of rising commodity prices, strong consumer confidence, a 4.8% increase in second-quarter gross domestic product, and hints of labor-cost pressures. At the peak of concerns about economic overheating in July, the yield on the Treasury's 30-year bond climbed to 7.19%.
  Since August, commodity prices and the pace of economic growth have declined, and labor costs increased by just 0.6% in the third quarter. By your Fund's fiscal year end, yields on the long Treasury bond had fallen back to 6.64%, or only 0.30% above their yield in November 1995.
  Since bond prices move inversely to interest rates, the Fed's stable monetary policy and the sometimes worrisome inflation data helped short-term Treasuries outperform long-term Treasuries over the fiscal year. The stronger-than-expected economy also helped corporate issues beat Treasury debt with similar maturities, while upward pressure on long-term rates allowed mortgage-backed securities to outperform both Treasury debt and most corporate bonds. Treasury securities usually underperform corporate bonds during periods of economic growth. Your Neuberger&Berman Income Funds were in a position to benefit from these trends.
  We strive to merit your continued confidence and remain committed to seeking consistent returns in all types of market environments. A discussion of each portfolio's strategy during the 12-month period covered by the Annual Report follows.

   CASH RESERVES/GOVERNMENT MONEY FUND After January, strong employment data and the resulting expectation of the Fed, raising interest rates created swings in short maturity interest rates in excess of 100 basis points throughout the fiscal period. We began the year with rates for overnight to one-year maturity securities mere basis points apart, and closed with short rates having dropped and longer rates having increased by 30 basis points. As is usually the case in times of market volatility, the money market sector continued to grow as investors sought to protect their principal.

  The universe of high-quality short-term securities from which we make our selections actually fluctuated in excess of 35 basis points during the final months of the fiscal year, as the market stabilized when the Fed kept rates steady at its September meeting. During this time we focused our attention on purchases of assets with six-month maturities, at times locking in rates that were up to 25 basis points higher than overnight to 90-day rates. We extended the weighted average portfolio maturity of Cash Reserves and Government Money during the latter portion of the final quarter to lock in rates at a time when it appeared there was minimal risk of volatility.
  Government Money continued to hold U.S. Treasury debt, which is not subject to most state and local taxes. On the other hand, Cash Reserves closed the year with a major commitment to high-quality commercial paper, bank deposits, and variable-rate securities (those which change rates based on various money market benchmarks such as Treasury bills). The greatest return on bank deposits was found among the issues of major European and Canadian banks. However, we were able to capture approximately 30 basis points of additional yield by purchasing commercial paper issued by major U.S. corporations as compared to similar
Treasury bills. In our view, these corporations continue to show financial strength and strong cash flow and should add value to our portfolio with minimal credit risk.

   ULTRA SHORT BOND FUND. Fixed income bulls overwhelmed their predominantly bearish brethren in the final moments of the third quarter of 1996. Most market pundits, predicting a rate hike by the Fed, were caught by surprise as the Fed held rates steady, and key economic statistics indicated no rate rise was imminent. Buyers overwhelmed sellers, driving interest rates lower across the board. Yields on short-term securities fell by about 30 basis points in the closing days of September as renewed confidence was established, returning us to the positive market environment which began the fiscal year.
  As a result of the bond market's encouraging performance, we have gradually extended the weighted average portfolio duration (a measure of the Portfolio's exposure to interest rate risk) to 1.5 years by the close of the fiscal year, as opposed to the more defensive stance we had taken from February through September. As we reduced our commitment to less volatile money market issues, we looked for value in longer-term securities, locking in higher interest rates.
  During fiscal 1996, the spread of interest rates between 6-month and 2-year securities changed from a relatively narrow difference of 5 basis points, to a wider difference of 47 basis points. At the end of the fiscal year, 75% of the portfolio was invested in securities maturing in more than one year. The U.S. inflation rate appears to be benign and our portfolio offers an above-market return to the majority of money market funds and, we believe, is particularly attractive in inflation-adjusted terms.
  At fiscal year-end, the portfolio shows a significant commitment to U.S. Treasuries, AAA-rated asset-backed securities, and U.S. Government agency mortgage-backed securities. U.S. Treasuries with maturities greater than one year participated in the recent market price appreciation and have been a sector of value for our portfolio, which had 24% invested in Treasuries greater than one year at October 31, 1996. Also, we have committed 19% of the portfolio to the asset-backed sector. These AAA-rated securities have increased the total return of the portfolio with minimal credit risk. As always, our constant internal analysis of credit trends and their effect on issuers continues to indicate the presence of strong cash flows and strong balance sheets. Finally, we have increased the portfolio's commitment to the mortgage-backed sector to 18%, as the attractive return of these securities has been passed over by a market concerned by prepayment fears. Our selection process has focused on those issues which, we believe, should be unaffected by increased prepayments, giving us an opportunity to add incremental yield to the portfolio.

   LIMITED MATURITY BOND FUND. The fiscal period November 1, 1995 to October 31, 1996 ended on an upbeat note for the bond market in general, and the Limited Maturity Bond Fund in particular, as yields across all maturities fell during September and October. Yields in the 1- to 5-year maturity range ended the period only modestly higher (10 to 25 basis points) than at the start of the fiscal year. In between, however, the bond market was on a roller coaster ride, with interest rates falling early in the period, then rising extremely rapidly, and finally declining once again for the final rally. Managing our weighted average portfolio duration (a measure of the Portfolio's exposure to interest rate risk) during this period of volatility remained consistent with our trend-following style. For example, in the early portion of the year our duration was a relatively long 3 years on average as we took advantage of falling interest rates. When the trend reversed in February and March as a result of signs of increased economic growth, higher inflation expectations, and comments by Fed Chairman Alan Greenspan, we shortened duration several times, including a low for the year of 2.2 years which was reached in June. By September, the market seemed to have overreacted to the economic signals, and from a technical and fundamental standpoint appeared undervalued. We lengthened the weighted average portfolio duration to just over 2.5 years at the close of our fiscal period. Yields fell from September through the end of the fiscal year, which benefited the portfolio due to its longer duration.
  Corporate bonds remained the largest sector in the portfolio as we continued to find value through our bottom-up bond selection process (looking at individual bonds rather than average sector prices) despite a generally expensive (i.e., relatively small incremental yields compared to comparable duration Treasury securities) corporate bond market. The below-investment grade segment of our holdings outperformed all other sectors, due to the healthy market conditions in high yield bonds as well as effective individual security selection. Our research staff identified several bonds during the period that appeared underpriced relative to their credit fundamentals and which we added to the portfolio. These included Tenet Healthcare, a leading hospital firm, which was put on watch for a potential upgrade during the period by S&P. This potential upgrade resulted in the market pricing these bonds at a tighter spread (yield differentials) to Treasuries, which resulted in their significant outperformance of the market. The below-investment grade portion was 9% of the portfolio at the end of the fiscal year. Investment grade bonds also performed well, with restructuring at firms such as Tenneco Inc. and Alco Capital
Resource, Inc. resulting in higher prices for their bonds, relative to comparable duration Treasuries.
  Investments in mortgage-backed and asset-backed securities accounted for the majority of the remainder of the portfolio. The asset-backed securities are all rated "AAA" and are backed by pools of credit card receivables, auto loans and leases, or equipment loans. While the increase in consumer delinquencies on credit cards has received a lot of media attention, the asset-backed securities in our portfolio are of the highest quality. The bonds in our portfolio have outperformed comparable duration Treasury securities as the collateral backing these securities has performed within the bond market's and the rating agencies' expectations. The mortgage market performed well throughout the second half of the year, and our investment in 7-year and 15-year agency pass-through mortgage-backed securities added to the Fund's return.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

The composition and holdings of the Portfolios are subject to change.

There is no assurance that Government Money Fund or Cash Reserves will be able to maintain a stable net asset value of $1.00 per share. The value of either Fund's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. The return on an investment in Government Money Fund and Cash Reserves will fluctuate. Results represent past performance and do not indicate future results.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Ultra Short Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     Ultra Short          6-Month Salomon
                                       Bond Fund      Treasury Bill Index
11/7/86                                  $10,000                  $10,000
10/31/87                                 $10,518                  $10,599
1988                                     $11,271                  $11,312
1989                                     $12,291                  $12,298
1990                                     $13,272                  $13,308
1991                                     $14,286                  $14,186
1992                                     $14,920                  $14,797
1993                                     $15,448                  $15,281
1994                                     $15,750                  $15,886
1995                                     $16,736                  $16,836
1996                                     $17,611                  $17,750
Average Annual Total Return 1
                                     Ultra Short          6-Month Salomon
                                       Bond Fund    Treasury Bill Index 2
1 Year                                    +5.23%                   +5.42%
5 Year                                    +4.27%                   +4.58%
Life of Fund                              +5.83%                   +5.91%

   The inception date of Neuberger&Berman Ultra Short Bond Fund is 11/7/86.

   Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Ultra Short Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Ultra Short Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Limited Maturity Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         Limited
                                        Maturity        Merrill Lynch 1-3
                                       Bond Fund    Year Treasury Index
10/31/86                                 $10,000                $10,000
1987                                     $10,328                $10,530
1988                                     $11,179                $11,328
1989                                     $12,248                $12,394
1990                                     $13,210                $13,478
1991                                     $14,649                $14,998
1992                                     $15,801                $16,227
1993                                     $16,921                $17,172
1994                                     $16,942                $17,375
1995                                     $18,352                $18,930
1996                                     $19,350                $20,049
Average Annual Total Return 1
                                Limited Maturity      Merrill Lynch 1-3
                                       Bond Fund  Year Treasury Index 2
1 Year                                    +5.44%                 +5.91%
5 Year                                    +5.72%                 +5.98%
10 Year                                   +6.82%                 +7.20%
Life of Fund                              +6.98%                 +7.42%

   The inception date of Neuberger&Berman Limited Maturity Bond Fund is 6/9/86.

   Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .70% per annum of Limited Maturity Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                    GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)            MONEY FUND
                                                    ----------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                               $362,482
      Receivable for Trust shares sold                  1,261
                                                    ----------
                                                      363,743
                                                    ----------
LIABILITIES
      Dividends payable                                    14
      Payable for Trust shares redeemed                   189
      Payable to administrator -- net (Note B)             78
      Accrued expenses                                     74
                                                    ----------
                                                          355
                                                    ----------
NET ASSETS at value                                  $363,388
                                                    ----------

NET ASSETS consist of:
      Par value                                      $    363
      Paid-in capital in excess of par value          363,031
      Accumulated net realized losses on
        investment                                         (6)
      Net unrealized appreciation (depreciation)
        in value of investment                             --
                                                    ----------
NET ASSETS at value                                  $363,388
                                                    ----------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                   363,394
                                                    ----------

NET ASSET VALUE, offering and redemption price per
  share                                                 $1.00
                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1996
----------------------------------------------------------------------
          Income Funds

                                                      CASH      ULTRA SHORT   LIMITED MATURITY
                                                    RESERVES     BOND FUND       BOND FUND
                                                    ------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $483,975      $89,426         $246,056
      Receivable for Trust shares sold                   498           79               92
                                                    ------------------------------------------
                                                     484,473       89,505          246,148
                                                    ------------------------------------------
LIABILITIES
      Dividends payable                                   11           53              193
      Payable for Trust shares redeemed                2,229          455              147
      Payable to administrator -- net (Note B)           119           12               60
      Accrued expenses                                   116           34               59
                                                    ------------------------------------------
                                                       2,475          554              459
                                                    ------------------------------------------
NET ASSETS at value                                 $481,998      $88,951         $245,689
                                                    ------------------------------------------

NET ASSETS consist of:
      Par value                                     $    482      $     9         $     25
      Paid-in capital in excess of par value         481,527       93,054          256,045
      Accumulated net realized losses on
        investment                                       (11)      (4,449)          (9,334)
      Net unrealized appreciation (depreciation)
        in value of investment                            --          337           (1,047)
                                                    ------------------------------------------
NET ASSETS at value                                 $481,998      $88,951         $245,689
                                                    ------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                  482,009        9,371           24,597
                                                    ------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                $1.00        $9.49            $9.99
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                    GOVERNMENT
(000'S OMITTED)                                     MONEY FUND
                                                    ----------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $15,087
                                                    ----------
    Expenses:
      Administration fee (Note B)                        766
      Auditing fees                                        8
      Custodian fees                                      10
      Legal fees                                          22
      Registration and filing fees                        54
      Shareholder reports                                 28
      Shareholder servicing agent fees (Note B)           88
      Trustees' fees and expenses                         22
      Miscellaneous                                        4
      Expenses from corresponding Portfolio (Notes
        A & B)                                           886
                                                    ----------
        Total expenses                                 1,888
      Deduct -- expenses reimbursed by
        administrator (Note B)                            --
                                                    ----------
        Total net expenses                             1,888
                                                    ----------
        Net investment income                         13,199
                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                          (6)
    Net realized gain on financial futures
      contracts                                           --
    Net realized loss on foreign currency
      transactions                                        --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts                                           --
    Net unrealized depreciation of financial
      futures contracts                                   --
                                                    ----------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                (6)
                                                    ----------
        Net increase in net assets resulting from
          operations                                 $13,193
                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Funds

                                                      CASH     ULTRA SHORT   LIMITED MATURITY
                                                    RESERVES    BOND FUND       BOND FUND
                                                    -----------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $25,674      $5,832          $19,331
                                                    -----------------------------------------
    Expenses:
      Administration fee (Note B)                     1,258         255              767
      Auditing fees                                       8           8                8
      Custodian fees                                     10          10               10
      Legal fees                                         22          21               22
      Registration and filing fees                      100          26               40
      Shareholder reports                                42          18               29
      Shareholder servicing agent fees (Note B)         234          68              164
      Trustees' fees and expenses                        34          10               22
      Miscellaneous                                       5           2                5
      Expenses from corresponding Portfolio (Notes
        A & B)                                        1,407         373              940
                                                    -----------------------------------------
        Total expenses                                3,120         791            2,007
      Deduct -- expenses reimbursed by
        administrator (Note B)                          (91)       (177)             (17)
                                                    -----------------------------------------
        Total net expenses                            3,029         614            1,990
                                                    -----------------------------------------
        Net investment income                        22,645       5,218           17,341
                                                    -----------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                          4        (550)          (1,001)
    Net realized gain on financial futures
      contracts                                          --          --              116
    Net realized loss on foreign currency
      transactions                                       --          --              (97)
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts                                          --         153             (922)
    Net unrealized depreciation of financial
      futures contracts                                  --          --             (746)
                                                    -----------------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                4        (397)          (2,650)
                                                    -----------------------------------------
        Net increase in net assets resulting from
          operations                                $22,649      $4,821          $14,691
                                                    -----------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT
                                                  MONEY FUND
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1996          1995
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     13,199  $     14,864
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                            (6)            4
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --            --
                                          --------------------------
    Net increase in net assets resulting
      from operations                           13,193        14,868
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (13,199)      (14,864)
    Net realized gain on investments                (4)           (1)
                                          --------------------------
    Total distributions to shareholders        (13,203)      (14,865)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  725,958       714,547
    Proceeds from reinvestment of
      dividends and distributions               13,025        14,697
    Payments for shares redeemed              (683,930)     (672,444)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                        55,053        56,800
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS           55,043        56,803
NET ASSETS:
    Beginning of year                          308,345       251,542
                                          --------------------------
    End of year                           $    363,388  $    308,345
                                          --------------------------
    Dividends in excess of net
      investment income                             --            --
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                       725,958       714,547
    Issued on reinvestment of dividends
      and distributions                         13,025        14,697
    Redeemed                                  (683,930)     (672,444)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                               55,053        56,800
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                     CASH                    ULTRA SHORT               LIMITED MATURITY
                                                   RESERVES                   BOND FUND                   BOND FUND
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              1996          1995          1996          1995          1996          1995
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     22,645  $     18,014  $      5,218  $      4,889  $     17,341  $     18,500
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                             4            (3)         (550)         (330)         (982)       (3,613)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --            --           153           833        (1,668)        8,911
                                          ----------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations                           22,649        18,011         4,821         5,392        14,691        23,798
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (22,645)      (18,014)       (5,218)       (4,889)      (17,078)      (18,500)
    Net realized gain on investments                --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
    Total distributions to shareholders        (22,645)      (18,014)       (5,218)       (4,889)      (17,078)      (18,500)
                                          ----------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  865,548       550,538        26,938        64,831        81,362        92,153
    Proceeds from reinvestment of
      dividends and distributions               22,257        17,639         4,575         4,098        14,168        15,501
    Payments for shares redeemed              (814,685)     (471,218)      (42,687)      (70,002)     (154,865)     (114,110)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                        73,120        96,959       (11,174)       (1,073)      (59,335)       (6,456)
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           73,124        96,956       (11,571)         (570)      (61,722)       (1,158)
NET ASSETS:
    Beginning of year                          408,874       311,918       100,522       101,092       307,411       308,569
                                          ----------------------------------------------------------------------------------
    End of year                           $    481,998  $    408,874  $     88,951  $    100,522  $    245,689  $    307,411
                                          ----------------------------------------------------------------------------------
    Dividends in excess of net
      investment income                             --            --            --            --            --  $       (148)
                                          ----------------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                       865,548       550,538         2,838         6,822         8,134         9,271
    Issued on reinvestment of dividends
      and distributions                         22,257        17,639           482           431         1,419         1,561
    Redeemed                                  (814,685)     (471,218)       (4,500)       (7,375)      (15,523)      (11,509)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                               73,120        96,959        (1,180)         (122)       (5,970)         (677)
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Fund ("Government Money"), Neuberger&Berman Cash Reserves ("Cash Reserves"), Neuberger& Berman Ultra Short Bond Fund ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Fund ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 93.09%, and 92.05%, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, at October 31, 1996). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
        It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,216 expiring in 2004 for Government Money, $7,878 and $2,998 expiring in 2002 and 2003, respectively, for Cash Reserves, $122,522, $774,592, $774,663, $533,438, $1,362,347, $329,262, and $552,290
   expiring in 1997, 1998, 2000, 2001,  2002, 2003, and 2004, respectively,  for
   Ultra  Short, and  $4,713,841, $3,757,068,  and $1,607,920  expiring in 2002,
   2003, and 2004, respectively, for Limited Maturity, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1996, $762,839 was reclassified from accumulated net realized losses on investment to paid-in capital for Ultra Short due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May   1,  1995.  Pursuant  to  this  Agreement  each  Fund  pays  Management  an administration fee at the annual rate of .27% (.25% prior to May 1, 1995) of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides if, with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the year ended October 31, 1996, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1996. In the future, there will be no state expense limitations applicable to any Fund.
   In  addition,  Management  has  voluntarily  undertaken  to  reimburse   Cash
Reserves, Ultra Short, and Limited Maturity for their respective Operating Expenses which exceed, in the aggregate, .65% per annum for Cash Reserves and Ultra Short, and .70% per annum for Limited Maturity of their respective average daily net assets. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1996, such excess expenses amounted to $90,855, $177,129, and $16,575, for Cash Reserves, Ultra Short, and Limited Maturity, respectively.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Under a service agreement, which was in effect through April 30, 1995, each Fund had retained Management to provide certain shareholder, shareholder-related and other services not furnished by the shareholder servicing agent. Pursuant to the service agreement, each Fund paid Management a monthly fee at the annual rate of

 .02% of the average daily net assets of the Fund as compensation for such services. As of May 1, 1995, the service agreement and the administration agreement, then in effect, were combined into a single agreement with a fee of
 .27%.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from corresponding Portfolio, is less than .01% of each Fund's average daily net assets.
   Each  Fund  has  an  expense  offset  arrangement  in  connection  with   its
shareholder servicing agent contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1996, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $ 655,266,468     $ 615,464,536
CASH RESERVES                                      528,657,549       478,184,613
ULTRA SHORT                                         12,368,217        28,331,197
LIMITED MATURITY                                    32,223,213       109,820,563

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                  Year Ended October 31,
                                1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989     1988        1987
                                -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $1.0000  $1.0002     $1.0002
                                -------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income         .0464    .0499    .0302    .0248    .0354    .0567    .0718    .0758    .0579       .0504
    Net Gains or Losses on
     Securities                      --       --       --       --       --    .0003    .0003   (.0002)      --       .0002
                                -------------------------------------------------------------------------------------------
      Total From Investment
       Operations                 .0464    .0499    .0302    .0248    .0354    .0570    .0721    .0756    .0579       .0506
                                -------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)          (.0464)  (.0499)  (.0302)  (.0248)  (.0354)  (.0567)  (.0718)  (.0758)  (.0579)     (.0504)
    Distributions (from
     capital gains)                  --       --       --       --   (.0003)      --       --   (.0001)  (.0002)     (.0002)
                                -------------------------------------------------------------------------------------------
      Total Distributions        (.0464)  (.0499)  (.0302)  (.0248)  (.0357)  (.0567)  (.0718)  (.0759)  (.0581)     (.0506)
                                -------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $1.0000     $1.0002
                                -------------------------------------------------------------------------------------------
Total Return(2)                   +4.74%   +5.10%   +3.07%   +2.51%   +3.62%   +5.82%   +7.42%   +7.86%   +5.97%      +5.18%
                                -------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $ 363.4  $ 308.3  $ 251.5  $ 277.2  $ 301.1  $ 246.5  $ 234.6  $ 184.3  $ 173.2     $ 266.4
                                -------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets             .67%     .65%     .72%     .70%     .66%     .68%     .74%     .87%     .79%(3)     .75%(3)
                                -------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                        4.65%    5.00%    3.00%    2.48%    3.50%    5.66%    7.19%    7.55%    5.73%(3)    5.11%(3)
                                -------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                           Period from
                                                                                                        April 12, 1988(4)
                                                        Year Ended October 31,                           to October 31,
                                1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989          1988
                                -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001  $1.0000       $1.0000
                                -----------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income         .0486    .0529    .0327    .0263    .0363    .0600    .0766    .0866         .0401
    Net Gains or Losses on
     Securities                      --       --       --    .0002    .0002       --       --    .0001            --
                                -----------------------------------------------------------------------------------------
      Total From Investment
       Operations                 .0486    .0529    .0327    .0265    .0365    .0600    .0766    .0867         .0401
                                -----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)          (.0486)  (.0529)  (.0327)  (.0263)  (.0363)  (.0600)  (.0766)  (.0866)       (.0401)
    Distributions (from
     capital gains)                  --       --   (.0001)  (.0002)  (.0001)      --   (.0001)      --            --
                                -----------------------------------------------------------------------------------------
      Total Distributions        (.0486)  (.0529)  (.0328)  (.0265)  (.0364)  (.0600)  (.0767)  (.0866)       (.0401)
                                -----------------------------------------------------------------------------------------
Net Asset Value, End of Year    $1.0000  $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001       $1.0000
                                -----------------------------------------------------------------------------------------
Total Return(2)                   +4.97%   +5.42%   +3.33%   +2.68%   +3.69%   +6.17%   +7.94%   +9.01%        +4.08%(5)
                                -----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $ 482.0  $ 408.9  $ 311.9  $ 273.1  $ 261.7  $ 278.9  $ 278.2  $ 267.1       $ 140.9
                                -----------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets(3)          .65%     .65%     .65%     .65%     .65%     .65%     .65%     .65%          .60%(6)
                                -----------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(3)                     4.86%    5.30%    3.31%    2.63%    3.63%    6.00%    7.66%    8.70%         7.54%(6)
                                -----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                       Period from
                                                                                                      March 1, 1988     Year Ended
                                                       Year Ended October 31,                         to October 31,   February 29,
                                1996(1)   1995(1)   1994(1)   1993(1)    1992   1991   1990    1989        1988            1988
                                ---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                            $9.53    $ 9.47    $ 9.64    $ 9.70    $ 9.83  $9.79  $9.83  $ 9.87      $ 9.93          $ 9.98
                                ---------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income          .52       .52       .35       .40       .56    .68    .79     .89         .47             .66
    Net Gains or Losses on
     Securities (both realized
     and unrealized)              (.04)      .06      (.17)     (.06)     (.13)   .04   (.04)   (.04)       (.06)           (.05)
                                ---------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                  .48       .58       .18       .34       .43    .72    .75     .85         .41             .61
                                ---------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)           (.52)     (.52)     (.35)     (.40)     (.56)  (.68)  (.79)   (.89)       (.47)           (.66)
                                ---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year     $9.49    $ 9.53    $ 9.47    $ 9.64    $ 9.70  $9.83  $9.79  $ 9.83      $ 9.87          $ 9.93
                                ---------------------------------------------------------------------------------------------------
Total Return(2)                  +5.23%    +6.26%    +1.96%    +3.53%    +4.44% +7.64% +7.98%  +9.05%      +4.20%(5)       +6.31%
                                ---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)               $89.0    $100.5    $101.1    $104.4    $103.3  $97.9  $85.8  $103.3      $101.0          $125.3
                                ---------------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets(3)         .65%      .65%      .65%      .65%      .65%   .65%   .65%    .65%        .63%(6)         .50%
                                ---------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(3)                    5.53%     5.44%     3.72%     4.09%     5.70%  6.97%  8.14%   9.06%       7.01%(6)        6.72%
                                ---------------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)      --        --        --       115%       66%    89%   120%     85%         47%            121%
                                ---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                      Period from
                                                                                                     March 1, 1988     Year Ended
                                                 Year Ended October 31,                              to October 31,   February 29,
                             1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989        1988            1988
                             -----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year                     $10.06    $ 9.88    $10.49    $10.40    $10.24  $ 9.91  $ 9.96  $ 9.88      $10.00          $10.17
                             -----------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income       .60       .62       .56       .58       .63     .71     .80     .82         .48             .69
    Net Gains or Losses on
     Securities (both
     realized and
     unrealized)               (.07)      .18      (.55)      .14       .16     .33    (.05)    .08        (.12)           (.17)
                             -----------------------------------------------------------------------------------------------------
      Total From Investment
       Operations               .53       .80       .01       .72       .79    1.04     .75     .90         .36             .52
                             -----------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)        (.60)     (.62)     (.56)     (.58)     (.63)   (.71)   (.80)   (.82)       (.48)           (.69)
    Distributions (from
     capital gains)              --        --      (.05)     (.05)       --      --      --      --          --              --
    Distributions (in
     excess of capital
     gains)                      --        --      (.01)       --        --      --      --      --          --              --
    Tax return of capital        --        --        --        --        --      --      --      --          --              --
                             -----------------------------------------------------------------------------------------------------
      Total Distributions      (.60)     (.62)     (.62)     (.63)     (.63)   (.71)   (.80)   (.82)       (.48)           (.69)
                             -----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                        $ 9.99    $10.06    $ 9.88    $10.49    $10.40  $10.24  $ 9.91  $ 9.96      $ 9.88          $10.00
                             -----------------------------------------------------------------------------------------------------
Total Return(2)               +5.44%    +8.32%    +0.13%    +7.09%    +7.87% +10.89%  +7.85%  +9.56%      +3.76%(5)       +5.39%
                             -----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)           $245.7    $307.4    $308.6    $357.3    $273.0  $163.2  $101.3  $107.7      $133.5          $107.3
                             -----------------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets(3)      .70%      .70%      .69%      .65%      .65%    .65%    .65%    .65%        .63%(6)         .50%
                             -----------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(3)                 6.10%     6.21%     5.53%     5.49%     6.02%   7.07%   8.09%   8.33%       7.34%(6)        6.97%
                             -----------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(7)                     --        --        --       114%      113%     88%     88%    121%         68%            158%
                             -----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not reimbursed certain expenses.
3) After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                    Year Ended
                                                    October 31,
GOVERNMENT MONEY                                  1988       1987
------------------------------------------------------------------
Expenses                                           .83%       .90%
Net Investment Income                             5.69%      4.96%

   After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                         Period from
                                                                                        April 12, 1988
                                                Year Ended October 31,                  to October 31,
CASH RESERVES                   1996   1995   1994   1993   1992   1991   1990   1989        1988
------------------------------------------------------------------------------------------------------
Expenses                         .67%   .68%   .71%   .76%   .69%   .69%   .72%   .83%      1.03%
Net Investment Income           4.84%  5.27%  3.25%  2.52%  3.59%  5.96%  7.59%  8.52%      7.11%

                                                                                         Period from
                                                                                          March 1,
                                                                                           1988 to       Year Ended
                                                Year Ended October 31,                   October 31,    February 29,
ULTRA SHORT                     1996   1995   1994   1993   1992   1991   1990   1989       1988            1988
--------------------------------------------------------------------------------------------------------------------
Expenses                         .84%   .87%   .86%   .95%   .87%   .87%   .81%   .92%       .89%           .95%
Net Investment Income           5.34%  5.22%  3.51%  3.79%  5.48%  6.75%  7.98%  8.79%      6.75%          6.27%

                                                                                         Period from
                                                                                          March 1,
                                                                                           1988 to       Year Ended
                                                Year Ended October 31,                   October 31,    February 29,
LIMITED MATURITY                1996   1995   1994   1993   1992   1991   1990   1989       1988            1988
--------------------------------------------------------------------------------------------------------------------
Expenses                         .71%   .71%   .71%   .73%   .68%   .72%   .71%   .77%       .74%           .78%
Net Investment Income           6.09%  6.20%  5.51%  5.42%  5.99%  7.00%  8.03%  8.21%      7.23%          6.69%

4) The date investment operations commenced.
5) Not annualized.
6) Annualized.
7) Ultra Short and Limited Maturity transferred all of their investment securities into their respective Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date neither Fund had a portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included elsewhere in Neuberger&Berman Ultra Short Bond Portfolio's and Neuberger&Berman Limited Maturity Bond Portfolio's Financial Highlights.

                  (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves
Neuberger&Berman Ultra Short Bond Fund and
Neuberger&Berman Limited Maturity Bond Fund

   We have audited the accompanying Statements of Assets and Liabilities of the Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves,
Neuberger&Berman Ultra Short Bond Fund, and Neuberger&Berman Limited Maturity Bond Fund, four of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 2, 1996

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS                                         October 31, 1996
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

  PRINCIPAL
   AMOUNT                                        ANNUALIZED      VALUE(1)
   (000'S                                      YIELD AT DATE      (000'S
  OMITTED)                                      OF PURCHASE      OMITTED)
-------------                                  --------------  -------------
               U.S. TREASURY
               SECURITIES -- BACKED BY THE
               FULL FAITH AND CREDIT OF THE
               U.S. GOVERNMENT (99.4%)
  $   1,410    U.S. Treasury Bills, due
               11/7/96                             5.32%         $   1,409
     34,520    U.S. Treasury Bills, due
               11/14/96                          5.17-5.32%         34,457
     13,225    U.S. Treasury Notes, 4.375%,
               due 11/15/96                      5.20-5.21%         13,221
      6,770    U.S. Treasury Bills, due
               11/21/96                          5.13-5.18%          6,751
     11,730    U.S. Treasury Bills, due
               11/29/96                          5.19-5.22%         11,684
        335    U.S. Treasury Bills, due
               12/5/96                             5.33%               333
     23,715    U.S. Treasury Bills, due
               12/12/96                          4.98-5.45%         23,580
     20,000    U.S. Treasury Bills, due
               12/19/96                          5.21-5.31%         19,864
      7,905    U.S. Treasury Notes, 7.50%,
               due 12/31/96                        5.37%             7,931
     25,080    U.S. Treasury Bills, due
               1/9/97                            5.11-5.45%         24,835
     33,710    U.S. Treasury Notes, 8.00%,
               due 1/15/97                       5.34-5.61%         33,878
     25,270    U.S. Treasury Bills, due
               1/16/97                           5.10-5.16%         25,004
      9,950    U.S. Treasury Bills, due
               1/23/97                           5.12-5.14%          9,835
     17,405    U.S. Treasury Bills, due
               1/30/97                           5.13-5.21%         17,186
      7,990    U.S. Treasury Notes, 7.50%,
               due 1/31/97                         5.42%             8,030
     17,425    U.S. Treasury Notes, 6.25%,
               due 1/31/97                       5.24-5.27%         17,464
     21,580    U.S. Treasury Bills, due
               2/6/97                            5.15-5.19%         21,288
     12,665    U.S. Treasury Bills, due
               2/13/97                           5.24-5.25%         12,479
     15,000    U.S. Treasury Notes, 6.875%,
               due 2/28/97                         5.29%            15,075
      1,650    U.S. Treasury Bills, due
               3/20/97                             5.52%             1,616
     10,000    U.S. Treasury Notes, 6.875%,
               due 3/31/97                         5.65%            10,049
     15,000    U.S. Treasury Notes, 6.625%,
               due 3/31/97                       5.37-5.61%         15,066
        425    U.S. Treasury Bills, due
               4/3/97                              5.22%               416
      5,000    U.S. Treasury Bills, due
               4/24/97                             5.33%             4,876
     15,000    U.S. Treasury Notes, 6.875%,
               due 4/30/97                       5.36-5.38%         15,109
      2,180    U.S. Treasury Notes, 6.50%,
               due 4/30/97                         5.50%             2,190
      7,000    U.S. Treasury Bills, due
               5/1/97                              5.34%             6,820
                                                               -------------
               TOTAL U.S. TREASURY SECURITIES                      360,446
               Cash, receivables and other
               assets, less liabilities
               (0.6%)                                                2,036
                                                               -------------
               TOTAL NET ASSETS (100.0%)                         $ 362,482
                                                               -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------
          Cash Reserves Portfolio

   PRINCIPAL                                                               VALUE(1)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES (8.4%)
   $   2,845     Federal Home Loan Mortgage
                 Corp., Discount Notes, 5.53%,
                 due 11/1/96                         AGY         AGY       $   2,845
      18,300     Federal Home Loan Bank,
                 Variable Rate Global Bonds,
                 5.35%, due 11/21/96                 AGY         AGY          18,300
       5,000     Federal Farm Credit Bank,
                 Bonds, 5.40%, due 12/2/96           AGY         AGY           5,000
      14,400     Federal National Mortgage
                 Association, Variable Rate
                 Medium-Term Notes, Ser. B,
                 5.213%, due 9/12/97                 AGY         AGY          14,392
                                                                         -------------
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES                                                   40,537
                                                                         -------------
                 BANKERS' ACCEPTANCES (1.3%)
       6,500     First National Bank of
                 Chicago, 5.30% & 5.37%, due
                 11/18/96 & 2/3/97                   P-1         A-1           6,438
                                                                         -------------
                 ASSET-BACKED COMMERCIAL PAPER
                 (3.1%)
      15,000     Asset Securitization
                 Cooperative Corp., 5.25% &
                 5.32%, due 11/13/96 & 11/18/96      P-1        A-1+          14,966
                                                                         -------------
                 CORPORATE COMMERCIAL PAPER
                 (63.4%)
       4,000     Illinois Tool Works Inc.,
                 5.23%, due 11/1/96                  P-1        A-1+           4,000
       6,000     Merrill Lynch & Co., Inc.,
                 5.65%, due 11/1/96                  P-1        A-1+           6,000
       7,000     Sara Lee Corp., 5.20%, due
                 11/4/96                             P-1        A-1+           6,997
      13,540     Enterprise Capital Funding
                 Corp., 5.35% & 5.45%, due
                 11/1/96 & 11/5/96                   P-1         A-1          13,535
      10,000     J.P. Morgan & Co., Inc.,
                 5.40%, due 11/12/96                 P-1        A-1+           9,984
      10,000     Times Mirror Co., 5.25%, due
                 11/12/96                            P-1         A-1           9,984
      10,000     AON Corp., 5.24%, due 11/15/96      P-1        A-1+           9,980
       1,112     Toyota Motor Credit Corp.,
                 5.21%, due 11/15/96                 P-1        A-1+           1,110
      11,000     Nalco Chemical Co., 5.24% &
                 5.29%, due 11/4/96 & 11/20/96       P-1         A-1          10,981
       6,370     Hewlett-Packard Co., 5.25% &
                 5.35%, due 11/6/96 & 12/3/96        P-1        A-1+           6,342
      20,000     Enel Commercial Paper Inc.,
                 5.32% & 5.45%, due 12/5/96          P-1        A-1+          19,898

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(1)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $  14,899     Colonial Pipeline Co., 5.29% &
                 5.30%, due 11/1/96 & 12/6/96        P-1        A-1+       $  14,873
       6,410     Procter & Gamble Co., 5.38%,
                 due 12/10/96                        P-1        A-1+           6,373
      11,553     Sandoz Corp., 5.23%, due
                 11/14/96 & 12/11/96                 P-1        A-1+          11,504
      16,000     Southwestern Bell Capital
                 Corp., 5.30%, due 11/25/96 &
                 12/13/96                            P-1         A-1          15,930
      24,000     Caisse d'Amortissement de la
                 Dette Sociale, 5.28% & 5.45%,
                 due 12/4/96-12/20/96                P-1        A-1+          23,861
      17,500     Northern States Power Co.,
                 5.23% & 5.30%, due 11/8/96 &
                 12/30/96                            P-1        A-1+          17,402
       7,000     Glaxo Wellcome PLC, 5.32%, due
                 1/21/97                             P-1        A-1+           6,916
       5,000     General Electric Capital
                 Corp., 5.39%, due 2/4/97            P-1        A-1+           4,929
      10,000     Hitachi America, Ltd., 5.40%,
                 due 2/7/97                          P-1        A-1+           9,853
      15,000     CS First Boston, Variable Rate
                 Notes, 5.404%, due 3/5/97           P-1         A-1          15,000
      10,000     Province of British Columbia,
                 Canada, 5.32%, due 4/2/97           P-1        A-1+           9,775
      19,000     National Australia Funding
                 Delaware Inc., 5.33%-5.45%,
                 due 11/6/96-4/18/97                 P-1        A-1+          18,719
       9,500     Ameritech Corp., 5.31%, due
                 4/21/97                             P-1        A-1+           9,260
      10,500     Swedish Export Credit Corp.,
                 5.32%, due 4/22/97                  P-1        A-1+          10,233
       7,000     Air Products & Chemicals,
                 Inc., 5.30%, due 4/25/97            P-1         A-1           6,820
      10,000     Goldman Sachs & Co., 5.35%,
                 due 4/25/97                         P-1        A-1+           9,740
      17,000     Pitney Bowes Credit Corp.,
                 5.28% & 5.55%, due 3/3/97 &
                 5/2/97                              P-1        A-1+          16,625
                                                                         -------------
                 TOTAL CORPORATE COMMERCIAL
                 PAPER                                                       306,624
                                                                         -------------

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(1)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 TAXABLE REVENUE BONDS (0.8%)
   $   2,000     Harris Co. (TX) Hlth. Fac.
                 Dev. Corp. SCH Hlth. Care Sys.
                 (Sisters of Charity of the
                 Incarnate Word, Houston,
                 Texas), Ser. 1993, 5.49%, due
                 11/4/96                             P-1        A-1+       $   2,000
       2,100     Louisiana Pub. Fac. Au. SCH
                 Hlth. Care Sys. (Sisters of
                 Charity of the Incarnate Word,
                 Houston, Texas), Ser. 1993,
                 5.49%, due 11/4/96                  P-1        A-1+           2,100
                                                                         -------------
                 TOTAL TAXABLE REVENUE BONDS                                   4,100
                                                                         -------------
                 CERTIFICATES OF DEPOSIT
                 (16.9%)
       5,000     Royal Bank of Canada, Yankee
                 C.D., 5.50%, due 11/12/96           P-1        A-1+           5,000
       5,000     Abbey National Treasury
                 Services PLC, Eurodollar C.D.,
                 5.47%, due 11/13/96                 P-1        A-1+           5,000
       5,000     Bayerische Landesbank
                 Girozentrale, Eurodollar C.D.,
                 5.49%, due 11/13/96                 P-1        A-1+           5,000
       5,000     Commerzbank AG, Eurodollar
                 C.D., 5.46%, due 11/14/96           P-1        A-1+           5,000
      10,000     Norddeutsche Landesbank
                 Girozentrale, Eurodollar C.D.,
                 5.49% & 5.78%, due 11/13/96 &
                 2/3/97                              P-1        A-1+          10,003
       5,000     Societe Generale, Yankee C.D.,
                 5.53%, due 2/6/97                   P-1        A-1+           5,000
      10,000     Bayerische Vereinsbank AG,
                 Eurodollar C.D., 5.56% &
                 5.67%, due 1/9/97 & 2/10/97         P-1        A-1+          10,002
       5,000     Canadian Imperial Bank of
                 Commerce, Eurodollar C.D.,
                 5.51%, due 2/18/97                  P-1        A-1+           5,000
       5,000     Norddeutsche Landesbank
                 Girozentrale, Yankee C.D.,
                 5.71%, due 2/28/97                  P-1        A-1+           5,003
      10,000     Australia & New Zealand
                 Banking Group, Ltd.,
                 Eurodollar C.D., 5.77%, due
                 3/10/97                             P-1        A-1+          10,000

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(1)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $  10,000     Westpac Banking Corp., Yankee
                 C.D., 5.75%, due 3/11/97            P-1        A-1+       $  10,000
       7,000     Westpac Banking Corp.,
                 Eurodollar C.D., 5.75%, due
                 3/24/97                             P-1        A-1+           7,004
                                                                         -------------
                 TOTAL CERTIFICATES OF DEPOSIT                                82,012
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (5.7%)
      10,500     AT&T Capital Corp.,
                 Medium-Term Notes, Ser. A,
                 7.22%, due 11/5/96                  Aa3         AA-          10,502
       2,000     Ford Motor Credit Co.,
                 Variable Rate Medium-Term
                 Notes, 5.61%, due 5/20/97           P-1         A-1           2,000
      15,000     Morgan Stanley Group Inc.,
                 Senior Variable Rate
                 Medium-Term Notes, Ser. C,
                 5.511%, due 7/10/97                 P-1        A-1+          15,000
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES                                                   27,502
                                                                         -------------
                 TOTAL INVESTMENTS (99.6%)                                   482,179
                 Cash, receivables and other
                 assets, less liabilities
                 (0.4%)                                                        1,796
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $ 483,975
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
                    U.S. TREASURY SECURITIES
                    (27.7%)
      $3,800        U.S. Treasury Notes, 6.875%,
                    due 3/31/97                      TSY     TSY       $ 3,824
       5,000        U.S. Treasury Notes, 6.25%,
                    due 7/31/98                      TSY     TSY         5,044
       5,000        U.S. Treasury Notes, 6.125%,
                    due 8/31/98                      TSY     TSY         5,033
       5,000        U.S. Treasury Notes, 6.00%,
                    due 9/30/98                      TSY     TSY         5,024
       1,500        U.S. Treasury Notes, 6.00%,
                    due 8/15/99                      TSY     TSY         1,504
       6,000        U.S. Treasury Notes, 6.875%,
                    due 8/31/99                      TSY     TSY         6,148
                                                                       -------
                    TOTAL U.S. TREASURY SECURITIES
                    (COST $26,352)                                      26,577
                                                                       -------
                    U.S. GOVERNMENT AGENCY
                    SECURITIES (9.4%)
       2,000        Federal Home Loan Bank,
                    Discount Notes, 5.53%, due
                    11/1/96                          AGY     AGY         2,000
       1,000        Federal Farm Credit Bank,
                    Bonds, 5.40%, due 12/2/96        AGY     AGY         1,000
       1,300        Federal Home Loan Mortgage
                    Corp., Notes, 7.555%, due
                    2/10/97                          AGY     AGY         1,308
         250        Federal Home Loan Bank,
                    Variable Rate Notes, 4.639%,
                    due 1/29/98                      AGY     AGY           245
         500        Federal Home Loan Bank,
                    Variable Rate Notes, 4.664%,
                    due 2/25/98                      AGY     AGY           490
       4,000        Federal National Mortgage
                    Association, Medium-Term
                    Notes, 6.50%, due 6/26/98        AGY     AGY         4,013
                                                                       -------
                    TOTAL U.S. GOVERNMENT AGENCY
                    SECURITIES (COST $9,061)                             9,056
                                                                       -------
                    MORTGAGE-BACKED SECURITIES
                    (17.5%)
  FEDERAL HOME LOAN MORTGAGE CORP.
         633        REMIC Floating Rate CMO, Ser.
                    1270-F, 5.7875%, due 5/15/97     AGY     AGY           633
          41        Mortgage Participation
                    Certificates, 11.50%, due
                    2/1/00 & 5/1/00                  AGY     AGY            44
       4,296        Gold Balloon Mortgage
                    Participation Certificates,
                    6.50%, due 3/1/97-11/1/00        AGY     AGY         4,304

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
      $   93        Mortgage Participation
                    Certificates, 10.50%, due
                    6/1/00-11/1/00                   AGY     AGY       $    98
       1,698        Gold Balloon Mortgage
                    Participation Certificates,
                    7.50%, due 11/1/01               AGY     AGY         1,733
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
       2,475        Balloon Pass-Through
                    Certificates, 7.00%, due
                    8/1/03                           AGY     AGY         2,494
       2,431        Pass-Through Certificates,
                    7.50%, due 7/1/11                AGY     AGY         2,470
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       2,549        Pass-Through Certificates,
                    7.50%, due 10/15/09-10/15/10     AGY     AGY         2,600
       2,457        Pass-Through Certificates,
                    7.00%, due 4/15/11               AGY     AGY         2,468
                                                                       -------
                    TOTAL MORTGAGE-BACKED
                    SECURITIES (COST $16,784)                           16,844
                                                                       -------
                    ASSET-BACKED SECURITIES
                    (19.2%)
          43        General Motors Acceptance
                    Corp. Grantor Trust,
                    Automobile Loan Pass-Through
                    Certificates, Ser. 1992-F,
                    Class A, 4.50%, due 9/15/97      Aaa     AAA            43
       1,000        Capita Equipment Receivables
                    Trust, Ser. 1996-1, Class A-2,
                    5.95%, due 7/15/98               Aaa     AAA         1,001
         427        Daimler-Benz Auto Grantor
                    Trust, Ser. 1993-A, Class A,
                    3.90%, due 10/15/98              Aaa     AAA           427
          87        USAA Auto Loan Grantor Trust,
                    Automobile Loan Pass-Through
                    Certificates, Ser. 1993-1,
                    3.90%, due 3/15/99               Aaa     AAA            87
       3,000        Premier Auto Trust, Ser.
                    1995-3, Class A-4, 6.10%, due
                    7/6/99                           Aaa     AAA         3,012
       1,549        Ford Credit Grantor Trust,
                    Ser. 1995-A, Class A, 5.90%,
                    due 5/15/00                      Aaa     AAA         1,552
       2,272        Caterpillar Financial Asset
                    Trust, Ser. 1995-A, Class A-2,
                    6.10%, due 8/25/01               Aaa     AAA         2,286

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
      $2,324        Chase Manhattan Grantor Trust,
                    Automobile Loan Pass-Through
                    Certificates, Ser. 1995-A,
                    6.00%, due 9/17/01               Aaa     AAA       $ 2,328
       3,703        Banc One Auto Grantor Trust,
                    Ser. 1996-B, Class A, 6.55%,
                    due 2/15/03                      Aaa     AAA         3,730
       4,000        Case Equipment Loan Trust,
                    Ser. 1996-B, Class A-2, 6.25%,
                    due 9/15/03                      Aaa     AAA         4,017
                                                                       -------
                    TOTAL ASSET-BACKED SECURITIES
                    (COST $18,392)                                      18,483
                                                                       -------
                    BANKS & FINANCIAL INSTITUTIONS
                    (15.1%)
       4,000        Deutsche Bank AG, Yankee C.D.,
                    7.498%, due 1/21/97              Aaa     AAA         4,015
       4,000        Societe Generale, Yankee C.D.,
                    5.77%, due 5/15/97               P-1     A-1+        4,005
       3,000        J.P. Morgan & Co. Inc.,
                    Domestic C.D., 5.73%, due
                    8/12/97                          P-1     A-1+        3,003
       3,500        Associates Corp. of North
                    America, Senior Notes, 6.375%,
                    due 8/15/99                      Aa3     AA-         3,512
                                                                       -------
                    TOTAL BANKS & FINANCIAL
                    INSTITUTIONS (COST $14,517)                         14,535
                                                                       -------
                    CORPORATE DEBT SECURITIES
                    (7.3%)
       3,000        AT&T Captial Corp.,
                    Medium-Term Notes, Ser. A,
                    7.22%, due 11/5/96               Aa3     AA-         3,000
       4,000        du Pont (E.I.) de Nemours and
                    Co., Medium-Term Notes, Ser.
                    F, 6.04%, due 12/16/97           Aa2      AA         4,012
                                                                       -------
                    TOTAL CORPORATE DEBT
                    SECURITIES (COST $7,042)                             7,012
                                                                       -------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
                    CORPORATE COMMERCIAL PAPER
                    (2.8%)
      $2,635        American Express Credit Corp.,
                    5.70%, due 11/1/96  (COST
                    $2,635)                          P-1     A-1       $ 2,635(4)
                                                                       -------
                    TOTAL INVESTMENTS (99.0%)
                    (COST $94,783)                                      95,142(5)
                    Cash, receivables and other
                    assets, less liabilities
                    (1.0%)                                                 921
                                                                       -------
                    TOTAL NET ASSETS (100.0%)                          $96,063
                                                                       -------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
                    U.S. TREASURY SECURITIES
                    (16.1%)
      $    35       U.S. Treasury Notes, 6.75%,
                    due 5/31/97                      TSY     TSY      $     35
           40       U.S. Treasury Notes, 7.375%,
                    due 11/15/97                     TSY     TSY            41
       17,035       U.S. Treasury Notes, 6.00%,
                    due 9/30/98                      TSY     TSY        17,116
        1,130       U.S. Treasury Notes, 6.50%,
                    due 4/30/99                      TSY     TSY         1,147
        3,790       U.S. Treasury Notes, 6.375%,
                    due 5/15/99                      TSY     TSY         3,834
       18,815       U.S. Treasury Notes, 6.00%,
                    due 8/15/99                      TSY     TSY        18,861
        1,000       U.S. Treasury Notes, 6.75%,
                    due 4/30/00                      TSY     TSY         1,023
        1,070       U.S. Treasury Notes, 6.25%,
                    due 5/31/00                      TSY     TSY         1,079
                                                                   ---------------
                    TOTAL U.S. TREASURY SECURITIES
                    (COST $42,822)                                      43,136
                                                                   ---------------

                    MORTGAGE-BACKED SECURITIES
                    (9.4%)
  FEDERAL HOME LOAN MORTGAGE CORP.
          178       Mortgage Participation
                    Certificates, 10.50%, due
                    10/1/00 & 12/1/00                AGY     AGY           187
          607       Mortgage Participation
                    Certificates, 8.50%, due
                    10/1/01                          AGY     AGY           624
          259       ARM Certificates, 7.00%, due
                    1/1/17                           AGY     AGY           262
          175       ARM Certificates, 6.875%, due
                    2/1/17                           AGY     AGY           177
          726       ARM Certificates, 6.625%, due
                    3/1/17                           AGY     AGY           734
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
          290       Balloon Pass-Through
                    Certificates, 9.00%, due
                    3/1/97-8/1/98                    AGY     AGY           298
          345       Balloon Pass-Through
                    Certificates, 8.50%, due
                    9/1/97-11/1/98                   AGY     AGY           354
          673       REMIC Floating Rate CMO, Ser.
                    1992-59F, 5.80625%, due
                    8/25/06                          AGY     AGY           673
        9,011       Pass-Through Certificates,
                    7.00%, due 9/1/03 & 6/1/11       AGY     AGY         9,089
        6,014       Pass-Through Certificates,
                    7.50%, due 9/1/11                AGY     AGY         6,112

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      $   193       Pass-Through Certificates,
                    12.00%, due 5/15/12-3/15/15      AGY     AGY      $    221
        4,517       Pass-Through Certificates,
                    10.00%, due 9/15/15-6/15/20      AGY     AGY         4,953
        1,363       Pass-Through Certificates,
                    9.50%, due 8/15/09-4/15/22       AGY     AGY         1,471
                                                                   ---------------
                    TOTAL MORTGAGE-BACKED
                    SECURITIES (COST $24,728)                           25,155
                                                                   ---------------
                    ASSET-BACKED SECURITIES
                    (15.8%)
        6,300       Capita Equipment Receivables
                    Trust, Ser. 1996-1, Class A-3,
                    6.11%, due 7/15/99               Aaa     AAA         6,312
        3,861       Chase Manhattan Grantor Trust,
                    Automobile Loan Pass-Through
                    Certificates, Ser. 1995-B,
                    5.90%, due 11/15/01              Aaa     AAA         3,865
        4,220       Navistar Financial Owner
                    Trust, Ser. 1996-A, Class A-2,
                    6.35%, due 11/15/02              Aaa     AAA         4,239
        6,279       Banc One Auto Grantor Trust,
                    Ser. 1996-B, Class A, 6.55%,
                    due 2/15/03                      Aaa     AAA         6,325
        6,500       Ford Credit Auto Loan Master
                    Trust, Auto Loan Certificates,
                    Ser. 1996-1, 5.50%, due
                    2/15/03                          Aaa     AAA         6,306
        7,000       NationsBank Credit Card Master
                    Trust, Ser. 1995-1, Class A,
                    6.45%, due 4/15/03               Aaa     AAA         7,055
        2,590       Navistar Financial Owner
                    Trust, Ser. 1996-B, Class A-3,
                    6.33%, due 4/21/03               Aaa     AAA         2,609
        5,000       Standard Credit Card Master
                    Trust I, Credit Card
                    Participation Certificates,
                    Ser. 1994-4, Class A, 8.25%,
                    due 11/7/03                      Aaa     AAA         5,380
                                                                   ---------------
                    TOTAL ASSET-BACKED SECURITIES
                    (COST $42,217)                                      42,091
                                                                   ---------------

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
                    BANKS & FINANCIAL INSTITUTIONS
                    (17.6%)
      $ 5,000       BankAmerica Corp., Medium-Term
                    Notes, 6.875%, due 11/20/97       A1      A+      $  5,055
       10,000       Chase Manhattan Corp., Senior
                    Notes, 6.625%, due 1/15/98        A1      A         10,078
        6,400       Alco Capital Resource, Inc.,
                    Medium-Term Notes, Ser. B,
                    5.46%, due 2/22/99                A3      A-         6,290
        5,180       CIT Group Holdings, Inc.,
                    Medium-Term Notes, 6.25%, due
                    10/25/99                         Aa3      A+         5,181
        8,000       First USA Bank, Medium-Term
                    Deposit Notes, 6.375%, due
                    10/23/00                         Baa2    BBB-        7,930
        6,600       Capital One Bank, Bank Notes,
                    5.95%, due 2/15/01               Baa3    BBB-        6,373
        1,105       First Nationwide Escrow Corp.,
                    Senior Subordinated Notes,
                    10.625%, due 10/1/03             Ba3      B          1,160(6)
        5,150       Goldman Sachs Group, L.P.,
                    Global Notes, 6.75%, due
                    2/15/06                           A1      A+         5,045(6)
                                                                   ---------------
                    TOTAL BANKS & FINANCIAL
                    INSTITUTIONS (COST $47,702)                         47,112
                                                                   ---------------
                    CORPORATE DEBT SECURITIES
                    (43.7%)
        9,000       P. H. Glatfelter Co., Notes,
                    5.875%, due 3/1/98               Baa2    BBB+        8,973
        2,780       Colonial Gas Co., Medium-Term
                    Notes, Ser. A, 6.20%, due
                    3/18/98                          Baa1     A-         2,787
        3,000       Ford Motor Credit Co.,
                    Medium-Term Notes, 9.10%, due
                    5/4/98                            A1      A+         3,135
        1,900       American Standard Inc., Senior
                    Notes, 10.875%, due 5/15/99      Ba3     BB-         2,016
        7,000       Lockheed Martin Corp., Notes,
                    6.55%, due 5/15/99                A3     BBB+        7,053
        2,710       Arkla, Inc., Notes, 8.875%,
                    due 7/15/99                      Baa3    BBB         2,875
          700       Caterpillar Finance,
                    Medium-Term Notes, Ser. E,
                    6.11%, due 7/15/99                A2      A            698

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
      $   990       Hoechst Celanese Corp., Notes,
                    9.625%, due 9/1/99                A2      A+      $  1,019
        4,460       Travelers/Aetna Property
                    Casualty Corp., Notes, 6.25%,
                    due 10/1/99                       A2      A          4,454
        5,000       Xerox Credit Corp.,
                    Medium-Term Notes, Ser. D,
                    6.84%, due 6/1/00                 A2      A          4,993
        2,000       Ford Motor Credit Co.,
                    Medium-Term Notes, 6.84%, due
                    8/16/00                           A1      A+         2,023
        2,510       Chesapeake Corp., Notes,
                    10.375%, due 10/1/00             Baa3    BBB         2,828
        1,750       Sears Roebuck Acceptance
                    Corp., Medium-Term Notes, Ser.
                    I, 6.42%, due 10/10/00            A2      A-         1,750
        5,000       Sears Roebuck Acceptance
                    Corp., Medium-Term Notes, Ser.
                    I, 6.40%, due 10/11/00            A2      A-         4,996
        1,730       BHP Finance (USA) Limited,
                    Guaranteed Notes, 5.625%, due
                    11/1/00                           A2      A          1,682
        5,200       General Motors Acceptance
                    Corp., Medium-Term Notes,
                    8.125%, due 3/1/01                A3      A-         5,498
        2,290       Colonial Realty Limited
                    Partnership, Senior Notes,
                    7.50%, due 7/15/01               Baa3    BBB-        2,330
        4,160       Tyco International Ltd.,
                    Notes, 6.50%, due 11/1/01        Baa2    BBB+        4,151
        2,835       Black & Decker Corp.,
                    Medium-Term Notes, Ser. A,
                    8.90%, due 1/21/02               Baa3    BBB-        3,099
        3,780       Federated Department Stores,
                    Inc., Senior Notes, 8.125%,
                    due 10/15/02                     Ba1     BB-         3,877
        5,480       Viacom, Senior Notes, 6.75%,
                    due 1/15/03                     Ba2(7)   BB+(7)       5,210
        1,000       Safeway Inc., Medium-Term
                    Notes, 8.57%, due 4/1/03         Baa3    BBB         1,041
        2,700       ADT Operations, Inc., Senior
                    Subordinated Notes, 9.25%, due
                    8/1/03                           Ba3     BB+         2,795
        4,920       Owens-Illinois, Inc., Senior
                    Debentures, 11.00%, due
                    12/1/03                         Ba3(8)   BB(8)       5,406
        4,675       Duty Free International, Inc.,
                    Notes, 7.00%, due 1/15/04        Ba1     BBB-        4,400

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     PRINCIPAL
      AMOUNT                                          RATING(2)       VALUE(3)
  (000'S OMITTED)                                   MOODY'S  S&P   (000'S OMITTED)
  ---------------                                   -------  ----  ---------------
      $   400       Container Corp. of America,
                    Senior Notes, Ser. A, 11.25%,
                    due 5/1/04                        B1      B+      $    425
        1,000       K & F Industries, Inc., Senior
                    Subordinated Notes, 10.375%,
                    due 9/1/04                        B2      B-         1,030
        4,400       Tenet Healthcare Corp., Senior
                    Subordinated Notes, 10.125%,
                    due 3/1/05                       Ba3      B+         4,829
        1,535       Mark IV Industries, Inc.,
                    Senior Subordinated Notes,
                    7.75%, due 4/1/06                Ba3     BB+         1,445
          350       Collins & Aikman Products Co.,
                    Senior Subordinated Notes,
                    11.50%, due 4/15/06               B3      B            366
          400       Cablevision Systems Corp.,
                    Senior Subordinated Notes,
                    9.875%, due 5/15/06               B2      B            393
          420       JCAC, Inc., Senior
                    Subordinated Notes, 10.125%,
                    due 6/15/06                       B2      B            426
        1,360       LIFESTYLE FURNISHINGS
                    INTERNATIONAL LTD., Senior
                    Subordinated Notes, 10.875%,
                    due 8/1/06                        B1      B          1,414(6)
        5,575       Time Warner Inc., Notes,
                    8.11%, due 8/15/06               Ba1     BBB-        5,746
          400       Commonwealth Aluminum Corp.,
                    Senior Subordinated Notes,
                    10.75%, due 10/1/06               B2      B-           404(6)
        1,100       International Home Foods,
                    Senior Subordinated Notes,
                    10.375%, due 11/1/06              B2      B-         1,108(6)
        7,290       Tenneco Inc., Debentures,
                    10.00%, due 3/15/08              Baa2    BBB-        8,894
          725       Buckeye Cellulose Corp.,
                    Senior Subordinated Notes,
                    9.25%, due 9/15/08               Ba3     BB-           732
          500       Stone Container Corp., Rating
                    Adjustable Senior Notes,
                    11.875%, due 8/1/16               B1      B+           522(6)
                                                                   ---------------
                    TOTAL CORPORATE DEBT
                    SECURITIES (COST $117,040)                         116,823
                                                                   ---------------
                    TOTAL INVESTMENTS (102.6%)
                    (COST $274,509)                                    274,317(5)
                    Liabilities, less cash,
                    receivables and other assets
                    [(2.6%)]                                            (7,008)
                                                                   ---------------
                    TOTAL NET ASSETS (100.0%)                         $267,309
                                                                   ---------------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust
1) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
2) Credit ratings are unaudited.
3) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
4) At cost, which approximates market value.
5) At October 31, 1996, selected Portfolio information on a Federal income tax basis was as follows:

                                                                                                      NET
                                                                      GROSS           GROSS        UNREALIZED
                                                                   UNREALIZED      UNREALIZED      APPRECIATION
NEUBERGER&BERMAN                                     COST          APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                       $  94,783,000     $  460,000      $  101,000      $ 359,000
LIMITED MATURITY BOND PORTFOLIO                    274,510,000      1,788,000       1,981,000       (193,000)

6) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1996, these securities amounted to $9,654,127 or 3.6% of net assets.
7) Rated BBB- by Fitch Investors Services, Inc.
8) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    -------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $   360,446
      Cash                                                  111
      Deferred organization costs (Note A)                    9
      Interest receivable                                 2,020
      Prepaid expenses and other assets                      13
      Receivable for securities sold                         --
                                                    -------------
                                                        362,599
                                                    -------------
LIABILITIES
      Payable for securities purchased                       --
      Payable for variation margin (Note A)                  --
      Payable to investment manager (Note B)                 72
      Accrued expenses                                       45
                                                    -------------
                                                            117
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   362,482
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $   362,482
      Net unrealized appreciation (depreciation)
        in value of investment securities and
        financial futures contracts                          --
                                                    -------------
NET ASSETS                                          $   362,482
                                                    -------------
*Cost of investments                                $   360,446
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                      CASH      ULTRA SHORT   LIMITED MATURITY
                                                    RESERVES       BOND             BOND
                                                    PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                    ------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $482,179     $ 95,142         $274,317
Cash                                                      22            3               --
Deferred organization costs (Note A)                       8            3                9
Interest receivable                                    1,914          966            3,733
Prepaid expenses and other assets                         18            4               16
Receivable for securities sold                            --            4               38
                                                    ------------------------------------------
                                                     484,141       96,122          278,113
                                                    ------------------------------------------
LIABILITIES
Payable for securities purchased                          --           --           10,637
Payable for variation margin (Note A)                     --           --               59
Payable to investment manager (Note B)                   108           20               57
Accrued expenses                                          58           39               51
                                                    ------------------------------------------
                                                         166           59           10,804
                                                    ------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $483,975     $ 96,063         $267,309
                                                    ------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $483,975     $ 95,704         $268,307
Net unrealized appreciation (depreciation) in
  value of investment securities and financial
  futures contracts                                       --          359             (998)
                                                    ------------------------------------------
NET ASSETS                                          $483,975     $ 96,063         $267,309
                                                    ------------------------------------------
*Cost of investments                                $482,179     $ 94,783         $274,509
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                              GOVERNMENT
                                                                MONEY
(000'S OMITTED)                                               PORTFOLIO
                                                              ----------
INVESTMENT INCOME
    Interest income                                            $15,087
                                                              ----------
    Expenses:
      Investment management fee (Note B)                           711
      Accounting fees                                               10
      Amortization of deferred organization and initial
        offering expenses (Note A)                                   5
      Auditing fees                                                 23
      Custodian fees (Note B)                                       92
      Insurance expense                                              8
      Legal fees                                                    15
      Trustees' fees and expenses                                   22
      Miscellaneous                                                 --
                                                              ----------
        Total expenses                                             886
                                                              ----------
        Net investment income                                   14,201
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment securities sold          (6)
    Net realized gain on financial futures contracts (Note
      A)                                                            --
    Net realized loss on foreign currency transactions (Note
      A)                                                            --
    Change in net unrealized appreciation (depreciation) of
      investment securities, translation of assets and
      liabilities in foreign currencies, and foreign
      currency contracts                                            --
    Net unrealized depreciation of financial futures
      contracts (Note A)                                            --
                                                              ----------
        Net gain (loss) on investments                              (6)
                                                              ----------
        Net increase in net assets resulting from operations   $14,195
                                                              ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                      CASH      ULTRA SHORT   LIMITED MATURITY
                                                    RESERVES       BOND             BOND
                                                    PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                    ------------------------------------------
INVESTMENT INCOME
    Interest income                                  $25,674      $6,215          $20,377
                                                    ------------------------------------------
    Expenses:
      Investment management fee (Note B)               1,168         252              751
      Accounting fees                                     10          10               10
      Amortization of deferred organization and
        initial offering expenses (Note A)                 4           2                5
      Auditing fees                                       24          23               25
      Custodian fees (Note B)                            138          81              131
      Insurance expense                                   10           2                8
      Legal fees                                          17          16               36
      Trustees' fees and expenses                         35          12               24
      Miscellaneous                                        1          --                1
                                                    ------------------------------------------
        Total expenses                                 1,407         398              991
                                                    ------------------------------------------
        Net investment income                         24,267       5,817           19,386
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                      4        (592)          (1,007)
    Net realized gain on financial futures
      contracts (Note A)                                  --          --              115
    Net realized loss on foreign currency
      transactions (Note A)                               --          --             (100)
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts                                           --         172             (920)
    Net unrealized depreciation of financial
      futures contracts (Note A)                          --          --             (806)
                                                    ------------------------------------------
        Net gain (loss) on investments                     4        (420)          (2,718)
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                 $24,271      $5,397          $16,668
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  GOVERNMENT
                                               MONEY PORTFOLIO
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1996          1995
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     14,201  $     15,857
    Net realized gain (loss) on
      investments                                   (6)            4
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --            --
                                          --------------------------
    Net increase in net assets resulting
      from operations                           14,195        15,861
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  655,267       642,711
    Reductions                                (615,465)     (601,644)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        39,802        41,067
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS           53,997        56,928
NET ASSETS:
    Beginning of year                          308,485       251,557
                                          --------------------------
    End of year                           $    362,482  $    308,485
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                CASH RESERVES                ULTRA SHORT               LIMITED MATURITY
                                                  PORTFOLIO                 BOND PORTFOLIO              BOND PORTFOLIO
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              1996          1995          1996          1995          1996          1995
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     24,267  $     19,159  $      5,817  $      5,200  $     19,386  $     20,164
    Net realized gain (loss) on
      investments                                    4            (3)         (592)         (331)         (992)       (3,625)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --            --           172           842        (1,726)        9,092
                                          ----------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations                           24,271        19,156         5,397         5,711        16,668        25,631
                                          ----------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  528,658       331,245        20,518        37,400        45,924        42,386
    Reductions                                (478,185)     (253,131)      (31,918)      (43,021)     (114,929)      (64,495)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        50,473        78,114       (11,400)       (5,621)      (69,005)      (22,109)
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           74,744        97,270        (6,003)           90       (52,337)        3,522
NET ASSETS:
    Beginning of year                          409,231       311,961       102,066       101,976       319,646       316,124
                                          ----------------------------------------------------------------------------------
    End of year                           $    483,975  $    409,231  $     96,063  $    102,066  $    267,309  $    319,646
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Portfolio ("Government Money"), Neuberger&Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      At October 31, 1996, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                         UNREALIZED
                                                                        APPRECIATION
            EXPIRATION               OPEN CONTRACTS      POSITION      (DEPRECIATION)
-------------------------------------------------------------------------------------
                                     165 U.S.
                                     Treasury Notes,
December 1996                        2 Year                Long          $ 168,719
                                     145 U.S.
                                     Treasury Notes,
December 1996                        5 Year                Short          (194,953)
                                     297 U.S.
                                     Treasury Notes,
December 1996                        10 Year               Short          (779,625)

   At October 31, 1996, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

    PRINCIPAL
    AMOUNT                      SECURITY
    -------------------------------------------------------
    $764,875  U.S. Treasury Notes, 6.375%, due 5/15/99
     105,000  U.S. Treasury Notes, 6.75%, due 4/30/00

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1996, the unamortized balance of such expenses amounted to $8,794, $7,746, $3,181, and $8,828 for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1996, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                   PURCHASES           SALES
--------------------------------------------------------------------------------
ULTRA SHORT                                      $ 125,385,989     $ 117,789,844
LIMITED MATURITY                                   463,858,235       470,201,323

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the year ended October 31, 1996, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at October 31, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                             GOVERNMENT                             CASH RESERVES
                                           MONEY PORTFOLIO                            PORTFOLIO
                                                         Period from                             Period from
                                                        July 2, 1993                            July 2, 1993
                                                        (Commencement                           (Commencement
                                                             of                                      of
                                                         Operations)                             Operations)
                                                             to                                      to
                                Year Ended October 31,   October 31,    Year Ended October 31,   October 31,
                                 1996    1995    1994       1993         1996    1995    1994       1993
                                -----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                       .31%    .31%    .33%       .32%(1)      .30%    .31%    .32%       .34%(1)
                                -----------------------------------------------------------------------------
    Net Investment Income         4.99%   5.32%   3.38%      2.82%(1)     5.20%   5.62%   3.63%      2.88%(1)
                                -----------------------------------------------------------------------------
Portfolio Turnover Rate             --      --      --         --           --      --      --         --
                                -----------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                      $362.5  $308.5  $251.6     $277.7       $484.0  $409.2  $312.0     $273.3
                                -----------------------------------------------------------------------------

1) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                             ULTRA SHORT                          LIMITED MATURITY
                                           BOND PORTFOLIO                          BOND PORTFOLIO
                                                         Period from                             Period from
                                                        July 2, 1993                            July 2, 1993
                                                        (Commencement                           (Commencement
                                                             of                                      of
                                                         Operations)                             Operations)
                                                             to                                      to
                                Year Ended October 31,   October 31,    Year Ended October 31,   October 31,
                                 1996    1995    1994       1993         1996    1995    1994       1993
                                -----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                       .39%    .40%    .38%       .40%(1)      .33%    .33%    .34%       .33%(1)
                                -----------------------------------------------------------------------------
    Net Investment Income         5.77%   5.67%   3.98%      4.00%(1)     6.45%   6.55%   5.86%      5.53%(1)
                                -----------------------------------------------------------------------------
Portfolio Turnover Rate            173%    148%     94%        46%         169%     88%    102%        71%
                                -----------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                       $96.1  $102.1  $102.0     $104.3       $267.3  $319.6  $316.1     $357.9
                                -----------------------------------------------------------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Government Money Portfolio
Neuberger&Berman Cash Reserves Portfolio
Neuberger&Berman Ultra Short Bond Portfolio and
Neuberger&Berman Limited Maturity Bond Portfolio

   We have audited the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, of the Neuberger&Berman Government Money Portfolio, Neuberger&Berman Cash Reserves Portfolio, Neuberger&Berman Ultra Short Bond Portfolio, and Neuberger&Berman Limited Maturity Bond Portfolio, four of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 2, 1996

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Government Money Fund, Neuberger&Berman Cash
Reserves, Neuberger&Berman Ultra Short Bond Fund, and Neuberger&Berman Limited Maturity Bond Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1996 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE

Theodore P. Giuliano
 PRESIDENT AND TRUSTEE

John Cannon
 TRUSTEE

Charles DeCarlo
 TRUSTEE

Barry Hirsch
 TRUSTEE

Robert A. Kavesh
 TRUSTEE

Harold R. Logan
 TRUSTEE

William E. Rulon
 TRUSTEE

Candace L. Straight
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Claudia A. Brandon
 SECRETARY

Barbara DiGiorgio
 ASSISTANT TREASURER

Celeste Wischerth
 ASSISTANT TREASURER

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

NEUBERGER&BERMAN MANAGEMENT INC.-R-

          605 THIRD AVENUE 2ND FLOOR
          NEW YORK, NY 10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264

          Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

          [RECYCLED LOGO] PRINTED ON RECYCLED PAPER
                                                                 NBIFAR001096